Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 941,873,012.65
Previously Paid Amount	0.00
Total Fee Amount	144,200.76
Total Offset Amount	0.00
Net Fee	$ 144,200.76